Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
9. Intangible assets:

		Accumulated	Intangible
December 31, 2023	Cost	Amortization	Assets, net
Patents and trademarks	$20,417	$13,724	$6,693
Technology	4,094	3,965	129
Customer contracts	11,646	11,646	—
Total	$36,157	$29,335	$6,822

		Accumulated	Intangible
December 31, 2022	Cost	Amortization	Assets, net
Patents and trademarks	$19,799	$12,189	$7,610
Technology	3,952	3,745	207
Customer contracts	11,242	11,242	—
Total	$34,993	$27,176	$7,817
During the year ended December 31, 2023, amortization expense of $904 (year ended December 31, 2022 - $1,088) was recognized in the statement of operations and comprehensive loss. The Company currently estimates annual amortization expense to be $1,241 for 2024, $1,198 for 2025, $958 for 2026, $809 for 2027 and $2,627 for 2028 and thereafter.